Shareholder Report, Line Graph (Details)	6 Months Ended	12 Months Ended	15 Months Ended	20 Months Ended	23 Months Ended	29 Months Ended	42 Months Ended	60 Months Ended	75 Months Ended	100 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000012035 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	10.45%	43.53%						22.70%			19.46%
C000012045 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	7.11%	25.66%						9.02%			5.48%
C000012056 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	11.65%	37.07%						16.81%			12.15%
C000012067 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	3.53%	23.34%						7.07%			6.20%
C000012078 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	(6.56%)	7.13%						2.30%			0.78%
C000012089 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	(3.61%)	1.95%						10.93%			3.25%
C000012100 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	10.94%	37.94%						11.11%			8.14%
C000012102 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	6.17%	20.79%						11.42%			8.94%
C000012103 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	12.33%	39.52%						11.90%			6.75%
C000024194 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	6.82%	22.93%						9.34%			9.56%
C000024195 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	8.94%	18.77%						6.25%			6.63%
C000024196 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	7.70%	33.96%						12.04%			9.66%
C000024197 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	21.50%	35.31%						7.17%			7.55%
C000024198 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	5.61%	22.34%						11.53%			7.42%
C000049095 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	18.99%	33.51%						6.31%			6.72%
C000053784 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	15.86%	30.14%						6.16%			5.59%
C000064225 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	11.78%	24.91%						11.46%			8.10%
C000065073 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	6.76%	15.38%						(1.14%)			(1.18%)
C000065076 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	3.80%	18.91%						9.92%			7.67%
C000168437 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	12.14%	28.29%						8.97%		8.08%
C000201209 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	0.25%	13.33%						8.19%	6.99%
C000224636 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	9.48%	28.64%					6.26%
C000235105 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	(6.38%)	85.80%				7.37%
C000238488 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	10.99%	32.73%			18.49%
C000240080 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	4.22%	23.29%		20.19%
C000241778 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	13.45%	37.32%	23.37%
C000241780 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	(15.55%)	(37.18%)	(45.28%)
S And P Global Broad Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global Broad Market Index
Average Annual Return, Percent	9.32%	30.73%						11.62%			9.06%
S And P Developed ex US Broad Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Developed ex US Broad Market Index
Average Annual Return, Percent	9.49%	25.40%						(0.85%)			2.25%
MSCI ACWI ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent	9.10%	25.35%						7.59%			5.22%
S And P Emerging Broad Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Emerging Broad Market Index
Average Annual Return, Percent	16.74%	27.57%						6.84%			4.83%
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	14.16%	26.05%						5.75%			4.02%
MSCI All Country World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	9.67%	31.76%		19.87%		12.44%		12.19%	10.62%	11.60%
FTSE All World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE All-World Index
Average Annual Return, Percent	9.78%	31.56%					8.90%
FTSE All World ex US Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE All World ex-US Index
Average Annual Return, Percent	9.19%	25.28%			21.40%
STOXX Emerging Markets All Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	STOXX Emerging Markets All Cap Index
Average Annual Return, Percent	13.56%	25.63%	16.80%
S And P Global 1200 Information Technology 4 5 22 5 45 Capped IndexTM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Information Technology 4.5/22.5/45 Capped IndexTM
Average Annual Return, Percent	10.75%	43.84%						22.91%			19.63%
S And P Europe 350TM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Europe 350TM
Average Annual Return, Percent	7.23%	25.43%						9.17%			5.72%
S And P Global 100TM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global 100TM
Average Annual Return, Percent	11.75%	37.05%						16.81%			12.06%
JPX Nikkei Index 400 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPX-Nikkei Index 400
Average Annual Return, Percent	3.87%	23.12%						7.38%			6.54%
S And P Latin America 40TM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Latin America 40TM
Average Annual Return, Percent	(6.04%)	7.74%						2.67%			1.19%
S And P Global 1200 Energy 4 5 22 5 45 Capped IndexTM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Energy 4.5/22.5/45 Capped IndexTM
Average Annual Return, Percent	(3.62%)	1.50%						10.37%			2.89%
S And P Global 1200 Financials IndexTM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Financials IndexTM
Average Annual Return, Percent	10.94%	37.61%						11.09%			8.15%
S And P Global 1200 Health Care IndexTM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Health Care IndexTM
Average Annual Return, Percent	6.09%	20.51%						11.40%			8.97%
S And P Global 1200 Communication Services 4 5 22 5 45 Capped IndexTM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Communication Services 4.5/22.5/45 Capped IndexTM
Average Annual Return, Percent	12.66%	39.77%						12.15%			6.82%
S And P Global 1200 Consumer Discretionary Sector Capped IndexTM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Consumer Discretionary (Sector) Capped IndexTM
Average Annual Return, Percent	7.29%	23.34%						9.59%			9.73%
S And P Global 1200 Consumer Staples Sector Capped IndexTM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Consumer Staples (Sector) Capped IndexTM
Average Annual Return, Percent	8.89%	18.50%						6.15%			6.54%
S And P Global 1200 Industrials IndexTM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Industrials IndexTM
Average Annual Return, Percent	7.72%	33.71%						12.09%			9.68%
S And P Global 1200 Utilities Sector Capped IndexTM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Utilities (Sector) Capped IndexTM
Average Annual Return, Percent	21.31%	34.59%						6.69%			7.15%
S And P Global 1200 Materials IndexTM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Materials IndexTM
Average Annual Return, Percent	5.94%	22.27%						11.67%			7.54%
S And P Asia 50TM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Asia 50TM
Average Annual Return, Percent	22.24%	36.22%						7.31%			7.49%
S And P Global Infrastructure IndexTM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global Infrastructure IndexTM
Average Annual Return, Percent	15.82%	29.68%						5.97%			5.38%
Nifty 50 IndexTM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Nifty 50 IndexTM
Average Annual Return, Percent	16.02%	31.80%						15.05%			10.40%
S And P Emerging Markets Infrastructure IndexTM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Emerging Markets Infrastructure IndexTM
Average Annual Return, Percent	5.17%	13.81%						(0.85%)			(0.85%)
S And P Global Timber And Forestry IndexTM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global Timber & Forestry IndexTM
Average Annual Return, Percent	4.00%	18.54%						9.80%			7.51%
Morningstar Global ex US Dividend Growth IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar® Global ex-US Dividend Growth IndexSM
Average Annual Return, Percent	12.48%	28.14%						8.99%		8.08%
Underlying Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Underlying Index
Average Annual Return, Percent	0.29%	13.43%						8.39%	7.21%
NYSE FactSet Global Robotics and Artificial Intelligence Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NYSE® FactSet® Global Robotics and Artificial Intelligence Index
Average Annual Return, Percent	(1.83%)	12.13%						8.08%	6.94%
Morningstar Global Artificial Intelligence Select IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar® Global Artificial Intelligence Select IndexSM
Average Annual Return, Percent
FTSE Developed ex US ex Korea Small Cap Focused Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Developed ex US ex Korea Small Cap Focused Value Index
Average Annual Return, Percent	9.58%	28.25%					6.44%
NYSE FactSet Global Blockchain Technologies Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NYSE® FactSet® Global Blockchain Technologies Index
Average Annual Return, Percent	(6.17%)	85.99%				6.90%
FTSE Green Revenues Select Infrastructure and Industrials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Green Revenues Select Infrastructure and Industrials Index
Average Annual Return, Percent	11.15%	32.94%			18.84%
Morningstar Global Metaverse And Virtual Interaction Select IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar® Global Metaverse & Virtual Interaction Select IndexSM
Average Annual Return, Percent	4.73%	24.09%		21.03%
STOXX Global Copper and Metals Mining Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	STOXX Global Copper and Metals Mining Index
Average Annual Return, Percent	14.28%	37.88%	24.68%
STOXX Global Lithium Miners and Producers Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	STOXX Global Lithium Miners and Producers Index
Average Annual Return, Percent	(15.71%)	(38.21%)	(45.89%)